Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

Kambiz Mahdi, our Chief Executive Officer, owns Billet Electronics, which is distributor of electronic components. From time to time, we purchase parts from Billet Electronics. In addition, Billet was a supplier of parts and had dealings with current and former customers of the Company prior to joining the company. Our Board of Directors has approved the transactions between Billet Electronics and the Company.

On September 6, 2016, we entered into a one-year convertible note payable for $87,500, which accrues interest at the rate of 12% per annum. It is not convertible until nine months after its issuance and has a conversion rate of fifty-five percent (55%) of the lowest closing bid price (as reported by Bloomberg LP) of our common stock for the twenty (20) Trading Days immediately preceding the date of conversion. On December 16, 2016 we issued 1,200,000 shares of common stock at $.0031 for a partial conversion of this note in the amount of $3,696. January 4, 2018, we issued 2,300,000 shares of common stock at $.002192 for a partial conversion of this note in the amount of $5,042.

On November 2, 2016, we effected the repayment of the convertible note dated March 15, 2016 for an aggregate amount of $84,000. Concurrently, we entered into an Escrow Funding Agreement with Red Dot Investment, Inc., a California corporation (“Reddot”), pursuant to which Reddot deposited funds into escrow to fund the repayment and we assigned to Reddot our right to acquire the convertible note and Reddot acquired the convertible note. Concurrently, we and Reddot amended the convertible note (a) to have a fixed conversion price of $.005 per share, subject to potential further adjustment in the event of certain Common Stock issuances, (b) to have a fixed interest rate of ten percent (10%) per annum with respect to both the redemption amount and including a financing fee and any costs, expenses, or other fees relating to the convertible note or its enforcement and collection, and any other expense for or on our account (in each case with a minimum 10% yield in the event of payoff or conversion within the first year), such amounts to constitute additional principal under the convertible note, as amended, and (c) as otherwise provided in the Escrow Funding Agreement. The March 2016 convertible note, as so amended, is referred to as the “Master Note.”

Concurrently with the foregoing note repayments, we entered into a Credit Agreement and Promissory Note (the “Credit Agreement”) with Megawell USA Technology Investment Fund I LLC, a Wyoming limited liability company in formation (“MW I”), pursuant to which MW I deposited funds into escrow to fund the repayment of the convertible notes and we assigned to MW I our right to acquire the convertible notes and otherwise agreed that MW I would be subrogated to the rights of each note holder to the extent a note was repaid with funds advanced by MW I. Concurrently, MW I acquired the Master Note and we agreed that all amounts advanced by MG I to or for our benefit would be governed by the terms of the Master Note, including the payment of a financing fees, interest, minimum interest, and convertibility. Reddot is MW I’s agent for purposes of administration of the Credit Agreement and the Master Note and advances thereunder.

On February 13, 2018 the Corporation and Confections Ventures Limited. (“CVL”) entered into a Convertible Note Purchase Agreement (the “Convertible Note Purchase Agreement,” together with the Stock Purchase Agreement and the transactions contemplated thereunder, the “Financing”) pursuant to which the Corporation issued to CVL a convertible promissory Note (the “CVL Note”) in the principal amount of $939,500 with an interest rate of 10% per annum interest rate and a maturity date of February 13, 2020. The CVL Note is convertible into shares of Common Stock at $0.003 per share, as adjusted as provided therein. As a result we recognized a beneficial conversion feature of $532,383, which is amortized over the life of the note. This note was assigned to Mgw Investments and they agreed not to convert the $939,500 note in to shares in excess of the 800,000,000 Authorized limit until we have increased the Authorized shares to the Board approved limit of 2 billion shares.

On February 8, 2018 the Corporation entered a Convertible Promissory Note in the principal amount of $153,123, due October 8, 2018, with an interest rate of 12% per annum payable to MGWI (the “MGWI Note”). The MGWI Note is convertible into shares of the Corporation’s common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.003. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis. The proceeds from the MGWI Note were used to redeem the convertible note of the Corporation to JSJ Investments, Inc. in the principal amount of $103,000 with an interest rate of 12% per annum, due April 25, 2018. At December 31, 2019 the holder of this note beneficially owned 70% of the company and this note is not convertible if the holder holds more than 9.99%, as a result, we did not recognize a derivative liability or a beneficial conversion feature.

On June 21, 2018 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $250,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of June 21, 2019. On May 28, 2019 this note was paid in full.

On September 21, 2018 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $100,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of September 21, 2019. On May 28, 2019 this note was paid in full.

On February 15, 2018 we issued 9,200,000 at a purchase price of .0053 per share as additional compensation in the amount of $48,760.

On October 18, 2018 we entered into an at will employment agreement with Kambiz Mahdi our CEO. This agreement may be terminated at any time. As part of the agreement Mr. Mahdi was to be issued 20,000,000 shares of our common stock, as additional compensation. As a result; the three months ended December 31, 2019 we accrued for and subsequently on February 13, 2019, issued 20,000,000 shares at a purchase price of $.0131 per share to Mr. Mahdi in the amount of $262,000.

On January 10, 2019 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $25,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of January 10, 2020. On May 28, 2019 this note was paid in full.

On May 1, 2019 we entered into an employment agreement with Mr. Bennett, with an annual salary of $175,000.

Subsequently on March 9, 2020, John Bennett notified Clean Energy Technologies, Inc. (the “Company”) of his resignation from his position as the Company’s Chief Financial Officer, effective March 9, 2020. Mr. Bennett will remain as a consultant to the Company and assist with maintaining the financial books and records of the Company.

On May 31, 2019, we entered into a subscription agreement pursuant to which the Company agreed to sell 168,000,000 units (each a “Unit” and together the “Units”) to MGW Investment I Limited MGWI for an aggregate purchase price of $1,999,200, or $.0119 per Unit, with each unit consisting of one share of common stock, par value $.001 per share (the “Common Stock”) and a warrant (the “Warrant”) to purchase one share of common stock. The Common Stock will be issued to MGWI at such time as the Company increases the number of shares of its authorized Common Stock. The Warrant is exercisable at $.04 per share of Common Stock and expires one year from the date of the Agreement.

In the fourth quarter of 2019 MGW Investment I Limited, advanced $167,950, with no terms or interest rate. In the first quarter of 2020 they advanced an additional $60,000, The outstanding balance on these advances on March 31, 2020 is $227,950.

Total Related Party Debt

	March 31, 2020	December 31, 2019
Total related party notes	$1,320,572	$1,260,572
Accrued Interest	$277,010	$248,838
Debt Discount	$-	$(29,227)
Total	$1,597,582	$1,480,183

NOTE 12 – RELATED PARTY TRANSACTIONS

Kambiz Mahdi, our Chief Executive Officer, owns Billet Electronics, which is distributor of electronic components. From time to time, we purchase parts from Billet Electronics. In addition, Billet was a supplier of parts and had dealings with current and former customers of the Company prior to joining the company. Our Board of Directors has approved the transactions between Billet Electronics and the Company.

On June 15, 2017 Meddy Sahebi Chairman of our Board of Directors advanced the Company $5,000. There were no specified terms for repayment of this loan other than that it was to be repaid within a reasonable time. As of December 31, 2017, the outstanding balance was $5,000. Mr. Sahebi resigned from the board of directors on February 8, 2018 .

Pursuant to our 2017 Stock Compensation Program, effective July 1, 2017, we made the following stock option grants to members of our Board of Directors: (a) we issued to each of our non-employee members of our Board of Directors first joining the Board in October 2015 and who had not received any compensation for serving as directors of the Company (five persons) options to purchase 150,000 shares of our common stock with an exercise price of $.03 per share, the last sale price of our common stock on June 29, 2017 and (b) we issued to each of our non-employee members of our Board of Directors currently serving on the Board (six persons) options to purchase 300,000 shares of our common stock with an exercise price of $.03 per share. On the non-employee board members resigned, as disclosed in our 8K filed on February 15, 2018. As a result, all remaining stock options were cancelled.

On September 6, 2016, we entered into a one-year convertible note payable for $87,500, which accrues interest at the rate of 12% per annum. It is not convertible until nine months after its issuance and has a conversion rate of fifty-five percent (55%) of the lowest closing bid price (as reported by Bloomberg LP) of our common stock for the twenty (20) Trading Days immediately preceding the date of conversion. On December 16, 2016 we issued 1,200,000 shares of common stock at $.0031 for a partial conversion of this note in the amount of $3,696. January 4, 2018, we issued 2,300,000 shares of common stock at $.002192 for a partial conversion of this note in the amount of $5,042.

On November 2, 2016, we effected the repayment of the convertible note dated March 15, 2016 for an aggregate amount of $84,000. Concurrently, we entered into an Escrow Funding Agreement with Red Dot Investment, Inc., a California corporation (“Reddot”), pursuant to which Reddot deposited funds into escrow to fund the repayment and we assigned to Reddot our right to acquire the convertible note and Reddot acquired the convertible note. Concurrently, we and Reddot amended the convertible note (a) to have a fixed conversion price of $.005 per share, subject to potential further adjustment in the event of certain Common Stock issuances, (b) to have a fixed interest rate of ten percent (10%) per annum with respect to both the redemption amount and including a financing fee and any costs, expenses, or other fees relating to the convertible note or its enforcement and collection, and any other expense for or on our account (in each case with a minimum 10% yield in the event of payoff or conversion within the first year), such amounts to constitute additional principal under the convertible note, as amended, and (c) as otherwise provided in the Escrow Funding Agreement. The March 2016 convertible note, as so amended, is referred to as the “Master Note.”

Concurrently with the foregoing note repayments, we entered into a Credit Agreement and Promissory Note (the “Credit Agreement”) with Megawell USA Technology Investment Fund I LLC, a Wyoming limited liability company in formation (“MW I”), pursuant to which MW I deposited funds into escrow to fund the repayment of the convertible notes and we assigned to MW I our right to acquire the convertible notes and otherwise agreed that MW I would be subrogated to the rights of each note holder to the extent a note was repaid with funds advanced by MW I. Concurrently, MW I acquired the Master Note and we agreed that all amounts advanced by MG I to or for our benefit would be governed by the terms of the Master Note, including the payment of a financing fees, interest, minimum interest, and convertibility. Reddot is MW I’s agent for purposes of administration of the Credit Agreement and the Master Note and advances thereunder.

On February 13, 2018 the Corporation and Confections Ventures Limited. (“CVL”) entered into a Convertible Note Purchase Agreement (the “Convertible Note Purchase Agreement,” together with the Stock Purchase Agreement and the transactions contemplated thereunder, the “Financing”) pursuant to which the Corporation issued to CVL a convertible promissory Note (the “CVL Note”) in the principal amount of $939,500 with an interest rate of 10% per annum interest rate and a maturity date of February 13, 2020. The CVL Note is convertible into shares of Common Stock at $0.003 per share, as adjusted as provided therein. As a result we recognized a beneficial conversion feature of $532,383, which is amortized over the life of the note. This note was assigned to Mgw Investments and they agreed not to convert the $939,500 note in to shares in excess of the 800,000,000 Authorized limit until we have increased the Authorized shares to the Board approved limit of 2 billion shares.

On February 8, 2018 the Corporation entered a Convertible Promissory Note in the principal amount of $153,123, due October 8, 2018, with an interest rate of 12% per annum payable to MGWI (the “MGWI Note”). The MGWI Note is convertible into shares of the Corporation’s common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.003. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis. The proceeds from the MGWI Note were used to redeem the convertible note of the Corporation to JSJ Investments, Inc. in the principal amount of $103,000 with an interest rate of 12% per annum, due April 25, 2018. At December 31, 2018 the holder of this note beneficially owned 70% of the company and this note is not convertible if the holder holds more than 9.99%, as a result, we did not recognize a derivative liability or a beneficial conversion feature.

On June 21, 2018 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $250,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of June 21, 2019. On May 28, 2019 this note was paid in full.

On September 21, 2018 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $100,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of September 21, 2019. On May 28, 2019 this note was paid in full.

On February 15, 2018 we issued 9,200,000 at a purchase price of .0053 per share as additional compensation in the amount of $48,760.

On October 18, 2018 we entered into an at will employment agreement with Kambiz Mahdi our CEO. This agreement may be terminated at any time. As part of the agreement Mr. Mahdi was to be issued 20,000,000 shares of our common stock, as additional compensation. As a result; for the year ended December 31, 2018 we accrued for and subsequently on February 13, 2019, issued 20,000,000 shares at a purchase price of $.0131 per share to Mr. Mahdi in the amount of $262,000.

On January 10, 2019 the corporation entered into a promissory note with MGW Investment I Limited, for the principal amount of $25,000, with an interest rate of Eight Percent (8%) per annum and a maturity date of January 10, 2020. On May 28, 2019 this note was paid in full.

On May 1, 2019 we entered into an employment agreement with Mr. Bennett, with an annual salary of $175,000.

Subsequently on March 9, 2020, John Bennett notified Clean Energy Technologies, Inc. (the “Company”) of his resignation from his position as the Company’s Chief Financial Officer, effective March 9, 2020. Mr. Bennett will remain as a consultant to the Company and assist with maintaining the financial books and records of the Company.

On May 31, 2019, we entered into a subscription agreement pursuant to which the Company agreed to sell 168,000,000 units (each a “Unit” and together the “Units”) to MGW Investment I Limited MGWI for an aggregate purchase price of $1,999,200, or $.0119 per Unit, with each unit consisting of one share of common stock, par value $.001 per share (the “Common Stock”) and a warrant (the “Warrant”) to purchase one share of common stock. The Common Stock will be issued to MGWI at such time as the Company increases the number of shares of its authorized Common Stock. The Warrant is exercisable at $.04 per share of Common Stock and expires one year from the date of the Agreement.

In the fourth quarter of 2019 MGW Investment I Limited, advanced $167,950, with no terms or interest rate. The outstanding balance on this advance on December 31, 2019 is $169,950.